Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of property, plant and equipment [text block] [Abstract]
Schedule of property and equipment, net
	December 31,
	2020	2019	2018
	U.S. dollars in thousands
Cost:
Computers and software	407	382	186
Office furniture and equipment	148	131	104
Leasehold improvements	56	56	46
	611	569	336
Less – accumulated depreciation	(467)	(303)	(193)
Property and equipment, net	144	266	143